WILLIAM BLAIR FUNDS

                  SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2002,
                            AS AMENDED JULY 22, 2002


         The portfolio managers have changed for the Value Discovery Fund. The Value Discovery Fund is co-managed by David S. Mitchell and Capucine E. Price.

         The information above regarding portfolio managers supplements and supersedes the disclosure in the "Value Discovery Fund-Portfolio Management" section of the Prospectuses.



December 12, 2002





                               WILLIAM BLAIR FUNDS
                              222 West Adams Street
                             Chicago, Illinois 60606